NATIXIS FUNDS TRUST I

February 5, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:             Natixis Funds Trust I

 (File Nos.:  2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Statement of Additional Information for Loomis Sayles Core Plus Bond Fund, a series of Natixis Funds Trust I, does not differ from that contained in Post-Effective Amendment No. 105 that was filed electronically on January 28, 2014.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary